Earnings Per Share	12 Months Ended
Dec. 27, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 22: Earnings Per Share
We computed our basic and diluted earnings per share of common stock for each period as follows:

(In Millions, Except Per Share Amounts)	2014	2013	2012
Net income available to common stockholders	$11,704	$9,620	$11,005
Weighted average shares of common stock outstanding—basic	4,901	4,970	4,996
Dilutive effect of employee equity incentive plans	75	68	100
Dilutive effect of convertible debt	80	59	64
Weighted average shares of common stock outstanding—diluted	5,056	5,097	5,160
Basic earnings per share of common stock	$2.39	$1.94	$2.20
Diluted earnings per share of common stock	$2.31	$1.89	$2.13

We computed basic earnings per share of common stock using net income available to common stockholders and the weighted average number of shares of common stock outstanding during the period. We computed diluted earnings per share of common stock using net income available to common stockholders and the weighted average number of shares of common stock outstanding plus potentially dilutive shares of common stock outstanding during the period. Net income available to participating securities was insignificant for all periods presented.
Potentially dilutive shares of common stock from employee incentive plans are determined by applying the treasury stock method to the assumed exercise of outstanding stock options, the assumed vesting of outstanding restricted stock units, and the assumed issuance of common stock under the stock purchase plan. Potentially dilutive shares of common stock for our 2005 debentures are determined by applying the if-converted method. However, as our 2009 debentures require settlement of the principal amount of the debt in cash upon conversion, with the conversion premium paid in cash or stock at our option, potentially dilutive shares of common stock are determined by applying the treasury stock method. For further discussion on the specific conversion features of our 2005 and 2009 debentures, see "Note 15: Borrowings."
In 2014, we excluded on average 10 million outstanding stock options and restricted stock units from the computation of diluted earnings per share of common stock because these shares of common stock would have been anti-dilutive (55 million in 2013 and 29 million in 2012). These options could potentially be included in the diluted earnings per share of common stock calculation in the future if the average market value of the shares of common stock increases and is greater than the exercise price of these options.
In all years presented, we included our 2009 debentures in the calculation of diluted earnings per share of common stock because the average market price was above the conversion price. We could potentially exclude the 2009 debentures in the future if the average market price is below the conversion price.